OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM LIABILITIES

14.	OTHER LONG-TERM LIABILITIES

		December 31, 2021	December 31, 2020
		$	$
Lease obligation	(a)	116	289
Vehicles		110	145
Less: Current portion		(134)	(216)
		92	218

a)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment (Note 9) and the effect of discounting are as follows:

December 31, 2021
$
Undiscounted minimum lease payments:
Less than one year	99
One to two years	19
Two to three years	-
118
Effect of discounting	(2)
Present value of minimum lease payments – total lease liability	116
Less: Current portion	(97)
Long-term lease liabilities	19

The Company has lease agreements for office and warehouse facilities expiring May 31, 2022 and October 31, 2023.